Intangible assets	12 Months Ended
Dec. 31, 2018
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible assets
9.	Intangible assets

	As of December 31,
	2017	2018
Computer software	—	862
Domain name	—	484
Less: Accumulated amortization	—	(57)

Intangible assets, net	—	1,289

Amortization expense was nil, nil and RMB 57 for the years ended December 31, 2016, 2017 and 2018, respectively.

The Company will record estimated amortization expenses of RMB172, RMB172, RMB172, RMB 172 and RMB117 for the years ended December 31, 2019, 2020, 2021, 2022 and 2023, respectively.